DBX ETF Trust | 1
Schedule of Investments
Xtrackers MSCI EAFE Selection Equity ETF
May 31, 2026 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 98.1%
Australia — 5.7%
APA Group (a)
8,296 60,167
Aristocrat Leisure Ltd.
3,292 118,667
ASX Ltd.
1,263 42,010
Brambles Ltd.
8,211 97,892
CAR Group Ltd.
2,250 40,213
Cochlear Ltd.
445 32,178
Coles Group Ltd.
8,194 128,052
Commonwealth Bank of
Australia
10,179 1,208,572
Computershare Ltd.
3,163 78,719
CSL Ltd.
2,949 204,988
Evolution Mining Ltd.
12,394 108,258
Fortescue Ltd.
9,829 157,776
Lynas Rare Earths Ltd. *
5,625 77,666
Macquarie Group Ltd.
2,203 378,116
Northern Star Resources Ltd.
8,275 111,992
PLS Group Ltd. *
19,128 88,906
QBE Insurance Group Ltd.
9,140 148,886
REA Group Ltd.
293 31,411
Sigma Healthcare Ltd.
31,634 66,916
Sonic Healthcare Ltd.
2,795 39,255
South32 Ltd.
27,291 94,449
Stockland REIT
14,611 43,102
Suncorp Group Ltd.
6,584 82,332
Transurban Group (a)
18,971 204,472
Vicinity Ltd. REIT
23,078 42,010
WiseTech Global Ltd.
1,073 27,801
Woodside Energy Group Ltd.
11,593 255,740
(Cost $3,830,818)
3,970,546
Austria — 0.2%
BAWAG Group AG, 144A
447 80,383
OMV AG (b)
876 63,022
Verbund AG
431 28,945
(Cost $159,507)
172,350
Belgium — 0.9%
Ageas SA/NV
918 71,346
D'ieteren Group
131 26,202
Elia Group SA/NV
262 40,755
KBC Group NV
1,403 186,563
Lotus Bakeries NV
3 38,510
Syensqo SA
411 32,230
UCB SA
739 217,060
(Cost $482,979)
612,666
Chile — 0.2%
Antofagasta PLC
(Cost $42,297)
2,150 118,764
Denmark — 2.7%
A.P. Moller — Maersk A/S, Class
A
17 41,197
Number
of Shares Value $
A.P. Moller — Maersk A/S, Class
B
19 46,904
Coloplast A/S, Class B
752 46,475
Demant A/S *
513 20,042
DSV A/S
1,171 294,291
Genmab A/S *
370 98,446
Novo Nordisk A/S, Class B
19,584 895,825
Novonesis Novozymes B, Class B
2,164 125,867
Orsted AS, 144A *
2,815 72,152
Pandora A/S
455 42,699
ROCKWOOL A/S, Class B
597 18,868
Vestas Wind Systems A/S
5,837 164,101
(Cost $1,793,831)
1,866,867
Finland — 1.7%
Elisa OYJ
918 44,050
Kesko OYJ, Class B
1,784 43,260
Kone OYJ, Class B
1,999 119,576
Metso OYJ
3,915 74,834
Neste OYJ
2,483 81,595
Nokia OYJ
30,560 445,419
Orion OYJ, Class B
663 55,396
Sampo OYJ, Class A
14,385 152,154
Stora Enso OYJ, Class R
3,357 39,351
UPM- Kymmene OYJ
3,288 96,077
(Cost $812,504)
1,151,712
France — 11.6%
Aeroports de Paris SA
214 28,719
Air Liquide SA
3,531 733,779
AXA SA
9,516 441,190
Ayvens SA, 144A
2,010 27,162
BNP Paribas SA
6,028 653,846
Bouygues SA
1,347 79,317
Bureau Veritas SA
1,843 55,918
Carrefour SA
3,549 66,409
Cie Generale des Etablissements
Michelin SCA
3,773 138,736
Credit Agricole SA
5,488 106,310
Danone SA
3,836 272,793
Dassault Systemes SE
4,106 90,104
Eiffage SA
417 60,706
EssilorLuxottica SA (b)
1,829 373,832
Getlink SE
1,494 32,707
Hermes International SCA
157 296,802
Ipsen SA
203 37,097
Kering SA
433 129,026
Legrand SA
1,556 268,099
L'Oreal SA
1,462 652,662
LVMH Moet Hennessy Louis
Vuitton SE
1,512 834,664
Publicis Groupe SA
1,396 136,418
Rexel SA
1,362 58,505

2 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI EAFE Selection Equity ETF
(Continued)
May 31, 2026 (Unaudited)
Number
of Shares Value $
Schneider Electric SE
3,335 1,050,586
Societe Generale SA
3,887 324,909
TotalEnergies SE
12,000 1,052,776
(Cost $6,688,490)
8,003,072
Germany — 4.3%
adidas AG
984 191,303
Allianz SE
2,314 1,030,444
Beiersdorf AG
555 44,805
Deutsche Boerse AG
1,105 319,276
Deutsche Lufthansa AG
3,638 36,425
Evonik Industries AG *
1,485 29,130
GEA Group AG
880 56,943
Heidelberg Materials AG
804 179,014
Henkel AG & Co. KGaA
604 43,911
HOCHTIEF AG
91 51,673
Knorr- Bremse AG
384 46,469
Merck KGaA
784 119,713
MTU Aero Engines AG
328 119,919
Muenchener
Rueckversicherungs -
Gesellschaft AG in Muenchen
794 419,083
Scout24 SE, 144A
425 35,833
Symrise AG
816 75,322
Vonovia SE
4,371 109,309
Zalando SE, 144A *
1,214 32,994
(Cost $2,573,486)
2,941,566
Hong Kong — 2.3%
AIA Group Ltd.
63,871 670,298
BOC Hong Kong Holdings Ltd.
22,500 137,629
CK Infrastructure Holdings Ltd.
3,665 27,754
Hong Kong & China Gas Co. Ltd.
67,384 61,646
Hong Kong Exchanges &
Clearing Ltd.
7,326 373,713
MTR Corp. Ltd.
9,796 39,422
Sino Land Co. Ltd.
23,993 36,154
Sun Hung Kai Properties Ltd.
8,000 134,432
Swire Pacific Ltd., Class A
2,622 27,299
WH Group Ltd., 144A
46,803 54,044
(Cost $1,383,052)
1,562,391
Ireland — 0.8%
AerCap Holdings NV
977 136,184
AIB Group PLC
12,886 151,877
Bank of Ireland Group PLC
5,774 117,477
Kerry Group PLC, Class A
972 83,312
Kingspan Group PLC
927 85,027
(Cost $529,481)
573,877
Israel — 0.3%
Bank Hapoalim BM
(Cost $206,138)
7,971 206,138
Italy — 1.8%
Generali
4,951 223,650
Number
of Shares Value $
Intesa Sanpaolo SpA
84,770 574,443
Moncler SpA
1,336 87,088
Prysmian SpA
1,715 296,195
Terna - Rete Elettrica Nazionale
8,561 98,424
(Cost $775,310)
1,279,800
Japan — 24.6%
Aeon Co. Ltd.
13,100 114,509
Ajinomoto Co., Inc.
5,200 168,292
ANA Holdings, Inc.
855 16,051
Asahi Kasei Corp.
7,400 83,069
Asics Corp.
4,110 125,038
Astellas Pharma, Inc.
10,500 150,584
Bandai Namco Holdings, Inc.
3,100 70,903
Bridgestone Corp.
6,480 140,151
Dai Nippon Printing Co. Ltd.
2,230 38,810
Daifuku Co. Ltd.
1,948 89,464
Daiichi Life Group, Inc.
20,900 214,790
Daiichi Sankyo Co. Ltd.
10,400 176,426
Daikin Industries Ltd.
1,571 229,793
Daito Trust Construction Co. Ltd.
1,700 33,874
Daiwa House Industry Co. Ltd.
3,400 92,566
Daiwa Securities Group, Inc.
7,600 71,636
Disco Corp.
530 216,708
East Japan Railway Co.
5,900 126,458
Ebara Corp.
2,800 99,958
Eisai Co. Ltd.
1,508 37,740
ENEOS Holdings, Inc.
15,600 127,934
FANUC Corp.
5,625 278,865
Fast Retailing Co. Ltd.
1,178 609,239
Fuji Electric Co. Ltd.
850 82,442
FUJIFILM Holdings Corp.
6,850 142,947
Fujitsu Ltd.
10,310 218,130
Hankyu Hanshin Holdings, Inc.
1,400 41,185
Hitachi Ltd.
26,900 872,953
Hoya Corp.
2,060 350,429
Hulic Co. Ltd.
2,800 29,884
Ibiden Co. Ltd.
1,400 202,274
Isuzu Motors Ltd.
3,100 45,734
ITOCHU Corp.
33,700 409,739
Japan Exchange Group, Inc.
5,800 71,084
JFE Holdings, Inc.
3,700 39,524
JX Advanced Metals Corp.
3,300 81,448
Kao Corp.
2,686 103,178
KDDI Corp.
17,804 306,277
Kikkoman Corp.
4,000 35,002
Komatsu Ltd.
5,200 214,840
Kubota Corp.
5,900 105,332
LY Corp.
15,800 41,418
Marubeni Corp.
8,600 280,706
Mitsubishi Chemical Group
Corp.
7,200 51,878

DBX ETF Trust | 3
Schedule of Investments
Xtrackers MSCI EAFE Selection Equity ETF
(Continued)
May 31, 2026 (Unaudited)
Number
of Shares Value $
Mitsubishi Estate Co. Ltd.
6,251 159,269
Mitsui Fudosan Co. Ltd.
15,100 145,176
Mitsui Kinzoku Co. Ltd.
300 97,299
Mitsui OSK Lines Ltd.
2,000 68,798
Mizuho Financial Group, Inc.
14,432 652,291
Murata Manufacturing Co. Ltd.
9,900 598,577
NEC Corp.
7,500 193,307
Nippon Paint Holdings Co. Ltd.
5,450 36,170
Nippon Steel Corp.
29,500 104,998
Nippon Yusen KK
2,400 80,100
Nitori Holdings Co. Ltd.
2,200 36,188
Nitto Denko Corp.
4,150 77,961
Nomura Research Institute Ltd.
2,300 72,559
Obayashi Corp.
3,800 77,461
Oriental Land Co. Ltd.
6,525 94,090
Osaka Gas Co. Ltd.
2,100 70,721
Pan Pacific International
Holdings Corp.
11,500 63,442
Panasonic Holdings Corp.
14,200 330,046
Rakuten Group, Inc. *
8,600 40,264
Recruit Holdings Co. Ltd.
8,050 534,509
Renesas Electronics Corp.
10,500 296,815
Ryohin Keikaku Co. Ltd.
3,000 73,177
Sanrio Co. Ltd.
6,100 32,809
Secom Co. Ltd.
2,400 95,735
Seibu Holdings, Inc.
1,300 23,025
Sekisui House Ltd.
3,600 75,826
Shimizu Corp.
2,900 48,849
Shin-Etsu Chemical Co. Ltd.
9,933 484,077
Shiseido Co. Ltd.
2,200 38,841
SoftBank Corp.
174,800 236,412
SoftBank Group Corp.
22,580 1,062,546
Sompo Holdings, Inc.
4,965 185,825
Sony Group Corp.
35,488 767,766
Subaru Corp.
3,200 49,088
Sumitomo Metal Mining Co. Ltd.
1,453 82,996
Sumitomo Mitsui Financial
Group, Inc.
22,059 806,340
Suntory Beverage & Food Ltd.
700 19,036
TDK Corp.
11,625 299,991
Tokio Marine Holdings, Inc.
10,900 486,902
Tokyo Electron Ltd.
2,725 897,321
Tokyo Gas Co. Ltd.
1,800 72,140
Toray Industries, Inc.
7,800 58,406
Unicharm Corp.
6,200 36,930
West Japan Railway Co.
2,500 41,279
Yamaha Motor Co. Ltd.
5,400 44,471
Yokogawa Electric Corp.
1,279 40,180
Yokohama Financial Group, Inc.
5,900 60,171
(Cost $11,294,063)
16,989,442
Number
of Shares Value $
Luxembourg — 0.1%
Eurofins Scientific SE
(Cost $40,955)
691 50,365
Netherlands — 8.5%
Aegon Ltd.
7,356 62,767
Akzo Nobel NV
939 71,948
ASML Holding NV
2,361 3,815,361
Ferrovial NV
2,891 198,034
ING Groep NV
17,750 553,047
Koninklijke Ahold Delhaize NV
5,375 226,871
Koninklijke KPN NV
23,017 119,955
Magnum Ice Cream Co. NV *
2,980 48,324
NN Group NV
1,591 133,082
Prosus NV *
7,980 363,365
QIAGEN NV
1,327 49,004
Universal Music Group NV
6,161 140,197
Wolters Kluwer NV
1,375 97,910
(Cost $2,982,087)
5,879,865
New Zealand — 0.2%
Auckland International Airport
Ltd.
10,777 53,360
Contact Energy Ltd.
5,944 33,950
Meridian Energy Ltd.
7,279 25,581
Xero Ltd. *
979 52,949
(Cost $191,943)
165,840
Norway — 1.0%
Aker BP ASA
1,958 70,516
DNB Bank ASA
4,938 153,671
Equinor ASA
4,294 155,808
Gjensidige Forsikring ASA
1,194 33,020
Mowi ASA
2,664 58,846
Norsk Hydro ASA
7,824 95,902
Orkla ASA
4,138 43,754
Salmar ASA
418 26,003
Telenor ASA
3,728 60,995
(Cost $510,436)
698,515
Poland — 0.0%
InPost SA *
(Cost $20,459)
1,350 24,198
Portugal — 0.3%
EDP SA
17,863 91,031
Galp Energia SGPS SA
2,350 51,104
Jeronimo Martins SGPS SA
1,675 35,496
(Cost $133,582)
177,631
Singapore — 0.5%
CapitaLand Ascendas REIT
25,800 50,574
CapitaLand Investment Ltd.
15,300 30,472
Grab Holdings Ltd., Class A *
14,584 51,627
Keppel Ltd.
8,600 72,557
Sembcorp Industries Ltd.
5,200 26,054

4 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI EAFE Selection Equity ETF
(Continued)
May 31, 2026 (Unaudited)
Number
of Shares Value $
Singapore Exchange Ltd.
4,900 84,065
(Cost $244,498)
315,349
Spain — 3.2%
Acciona SA
151 43,489
ACS Actividades de
Construccion y Servicios SA
1,078 156,366
Aena SME, 144A
4,535 131,774
Amadeus IT Group SA
2,698 172,345
Banco de Sabadell SA
28,929 97,900
CaixaBank SA
21,399 289,670
Cellnex Telecom SA, 144A *
2,843 95,614
Endesa SA
1,895 79,300
Iberdrola SA
36,982 841,546
Naturgy Energy Group SA
2,400 79,931
Redeia Corp. SA
2,631 45,225
Repsol SA
6,742 173,402
(Cost $1,577,995)
2,206,562
Sweden — 4.2%
AddTech AB, Class B
1,575 56,189
Alfa Laval AB
1,801 101,312
Assa Abloy AB, Class B
5,968 215,044
Atlas Copco AB, Class A
15,244 292,968
Atlas Copco AB, Class B
9,155 155,669
Beijer Ref AB
2,540 35,404
Boliden AB
1,735 108,197
Epiroc AB, Class A
3,817 113,560
Epiroc AB, Class B
2,261 57,889
EQT AB
2,638 91,283
Essity AB, Class B
3,500 98,405
Evolution AB, 144A *
747 56,373
H & M Hennes & Mauritz AB,
Class B
2,549 45,317
Indutrade AB
1,556 32,609
Nibe Industrier AB, Class B
8,013 31,477
Sandvik AB
6,312 257,382
Securitas AB, Class B
2,949 49,250
Skanska AB, Class B
2,016 54,673
SKF AB, Class B
1,958 51,509
Spotify Technology SA *
893 444,428
Svenska Cellulosa AB SCA,
Class B
3,385 37,321
Swedish Orphan Biovitrum AB *
1,085 51,963
Tele2 AB, Class B
3,184 59,761
Telia Co. AB
14,550 78,019
Volvo AB, Class B
9,456 333,353
(Cost $2,361,686)
2,909,355
Switzerland — 9.0%
ABB Ltd.
9,538 1,020,756
Alcon, Inc.
3,035 202,372
Barry Callebaut AG
22 33,872
Belimo Holding AG
60 63,505
Number
of Shares Value $
Chocoladefabriken Lindt &
Spruengli AG Participation
Certificates
12 142,907
Coca-Cola HBC AG *
1,228 70,581
DSM- Firmenich AG
1,006 84,712
Galderma Group AG *
1,123 239,375
Geberit AG
197 129,442
Givaudan SA
56 207,845
Helvetia Baloise Holding AG
473 122,889
Kuehne + Nagel International AG
294 67,861
Lonza Group AG
426 272,823
Novartis AG
11,133 1,678,748
SGS SA
1,014 115,344
Sika AG
932 182,857
Sonova Holding AG
298 79,177
Straumann Holding AG
677 82,070
Swiss Life Holding AG
169 184,022
Swiss Prime Site AG
487 81,587
Swiss Re AG
1,817 273,707
Swisscom AG
157 134,325
VAT Group AG, 144A
165 128,985
Zurich Insurance Group AG
910 648,711
(Cost $4,424,991)
6,248,473
United Kingdom — 13.7%
3i Group PLC
5,918 181,481
Admiral Group PLC
1,574 69,930
Airtel Africa PLC, 144A
4,714 22,405
Anglo American PLC
6,500 349,416
Associated British Foods PLC
1,722 42,292
AstraZeneca PLC
9,194 1,710,491
Aviva PLC
18,377 151,898
BT Group PLC
35,117 98,838
Bunzl PLC
1,927 61,145
Coca-Cola Europacific Partners
PLC
1,224 111,005
Compass Group PLC
10,342 332,702
Endeavour Mining PLC
1,298 80,379
HSBC Holdings PLC
104,513 1,963,282
Informa PLC
7,435 81,299
InterContinental Hotels Group
PLC
866 133,494
Intertek Group PLC
937 67,193
J Sainsbury PLC
10,382 41,466
Kingfisher PLC
10,179 39,447
Land Securities Group PLC REIT
4,865 41,248
Legal & General Group PLC
31,733 116,090
Lloyds Banking Group PLC
356,211 489,278
London Stock Exchange Group
PLC
2,710 329,569
Melrose Industries PLC
7,901 50,130
National Grid PLC
30,202 486,698
Pearson PLC
2,872 43,049

DBX ETF Trust | 5
Schedule of Investments
Xtrackers MSCI EAFE Selection Equity ETF
(Continued)
May 31, 2026 (Unaudited)
Hidden Row
Number
of Shares Value $
Reckitt Benckiser Group PLC
3,905 241,659
RELX PLC
10,862 358,715
Rentokil Initial PLC
15,427 93,327
Schroders PLC
4,919 38,723
Segro PLC REIT
7,258 70,695
Smiths Group PLC
1,803 59,884
Spirax Group PLC
458 42,999
SSE PLC
7,370 231,571
Standard Life PLC
4,306 45,041
Tesco PLC
38,845 225,258
Unilever PLC
13,288 753,271
Verisure PLC *
1,422 18,967
Vodafone Group PLC
112,823 169,417
(Cost $6,617,356)
9,443,752
United States — 0.3%
Sunbelt Rentals Holdings, Inc.
(Cost $165,322)
2,503 197,105
TOTAL COMMON STOCKS
(Cost $49,843,266)
67,766,201
PREFERRED STOCKS — 0.2%
Germany — 0.2%
Henkel AG & Co. KGaA
881 68,553
Number
of Shares Value $
Sartorius AG
162 46,335
(Cost $111,275)
114,888
EXCHANGE-TRADED FUNDS
— 0.0%
iShares ESG Aware MSCI EAFE
ETF
(Cost $30,806)
350 36,218
SECURITIES LENDING
COLLATERAL — 0.1%
DWS Government & Agency
Securities Portfolio
"DWS Government Cash
Institutional Shares", 3.53%
(c)(d)
(Cost $75,408)
75,408 75,408
CASH EQUIVALENTS — 0.1%
DWS Government Money Market
Series "Institutional Shares",
3.57% (c)
(Cost $72,138)
72,138 72,138
TOTAL INVESTMENTS — 98.5%
(Cost $50,132,893)
68,064,853
Other assets and liabilities,
net — 1.5%
1,014,761
NET ASSETS — 100.0%
69,079,614
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2026 is as follows:
Value ($) at
8/31/2025
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
5/31/2026
Value ($) at
5/31/2026
SECURITIES LENDING COLLATERAL — 0.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.53% (c)(d)
313,277 — (237,869) (e) — — — — 75,408 75,408
CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series "Institutional Shares", 3.57% (c)
11,991 2,292,821 (2,232,674) — — 3,014 — 72,138 72,138
325,268 2,292,821 (2,470,543) — — 3,014 — 147,546 147,546
*
Non-income producing security.
(a)
Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b) All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2026 amounted to $72,647, which is 0.1% of net assets.
(c)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)
Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2026.

6 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI EAFE Selection Equity ETF
(Continued)
May 31, 2026 (Unaudited)
Securities are listed in country of domicile.
At May 31, 2026 the Xtrackers MSCI EAFE Selection Equity ETF had the following sector diversification:
At May 31, 2026, open futures contracts purchased were as follows:
Currency Abbreviations
REIT: Real Estate Investment Trust
144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Sector Diversification
Market
Value $
As a % of Total
Investments
excluding
Exchange-Traded
Funds, Securities
Lending Collateral
and Cash
Equivalents
Financials
16,762,807 24 .7
Industrials
12,653,955 18 .6
Information Technology
7,610,441 11 .2
Health Care
7,385,127 10 .9
Consumer Discretionary
5,682,504 8 .4
Materials
4,484,985 6 .6
Consumer Staples
4,212,109 6 .2
Communication Services
3,439,832 5 .1
Utilities
2,517,080 3 .7
Energy
2,031,896 3 .0
Real Estate
1,100,353 1 .6
Total
67,881,089 100 .0
Contract Description Currency
Number of
Contracts
Notional
Amount ( $ )
Contract Value
( $ )
Expiration
Date
Unrealized
Appreciation ( $ )
EURO STOXX 50 Index
EUR 7 463,499 495,347 6/19/2026 31,848
Micro EURO STOXX 50 Index
EUR 48 323,950 339,667 6/19/2026 15,717
MINI TOPIX Index
JPY 16 370,326 398,216 6/11/2026 27,890
Total unrealized appreciation
75,455
EUR Euro
JPY Japanese Yen

DBX ETF Trust | 7
Schedule of Investments
Xtrackers MSCI EAFE Selection Equity ETF
(Continued)
May 31, 2026 (Unaudited)
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2026 in valuing the Fund’s investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
EASG-PH3
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 67,766,201 $ — $ — $ 67,766,201
Preferred Stocks
114,888 — — 114,888
Exchange-Traded Funds
36,218 — — 36,218
Short-Term Investments (a)
147,546 — — 147,546
Derivatives (b)
Futures Contracts
75,455 — — 75,455
TOTAL
$ 68,140,308 $ — $ — $ 68,140,308
(a)
See Schedule of Investments for additional detailed categorizations.
(b)
Derivatives include unrealized appreciation (depreciation) on open futures contracts.